Investment in non-consolidated affiliates	12 Months Ended
Dec. 31, 2012
Investment in non-consolidated affiliates [Text Block]

7. Investment in non-consolidated affiliates

		Year ended December 31,
	Ownership	2011	2012	2012
Name of Company	percentage	RMB’000	RMB’000	US$’000
- Ascentage SH	40%	2,245	3,159	507
- APGC	40%	-	-	-
- JV ManageCo	30%	-	5,135	824
Total		2,245	8,294	1,331

The Group acquired a 40% equity interest in APGC and Ascentage SH at a cost of RMB1,131,000 and RMB2,000,000 in December 2010 and June 2010, respectively. APGC and Ascentage SH are controlled by the same group of shareholders. APGC was incorporated in Hong Kong in June 2009, while Ascentage SH was incorporated in the PRC in June 2009. APGC and Ascentage SH engage in R&D activities and hold and maintain certain pharmaceutical products IP rights. The Group invested RMB6,704,000 (US$1,076,000) to form JV ManageCo with DaVita China in June 2012. The Group and DaVita China hold 30% and 70% equity interest in JV ManageCo, respectively. JV ManageCo engages in providing dialysis services in Jilin and Liaoning province. The Group accounts for their investment in APGC, Ascentage SH and JV ManageCo under the equity method.

For the year ended December 31, 2010, the Group recognized its share of equity-method investment loss from APGC of RMB337,000, and its share of equity-method investment gain from Ascentage SH of RMB1,041,000, respectively.

For the year ended December 31, 2011, the Group recognized its share of equity-method investment loss from APGC of RMB794,000, and its share of equity-method investment loss from Ascentage SH of RMB796,000, respectively.

For the year ended December 31, 2012, the Group recognized its share of equity-method investment loss from APGC of nil, its share of equity-method investment gain from Ascentage SH of RMB914,000 (US$147,000) and its share of equity-method investment loss from JV ManageCo of RMB1,569,000 (US$252,000), respectively.